Fair Value Of Above/Below Market Acquired Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination (Abstract)
June 30, 2013	$ 6,352
June 30, 2014	6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	$ 17,532	$ 20,699